Investments and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Offsetting Assets and Liabilities [Table Text Block]
As of December 31, 2012

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$2,732	$2,238	$581	$(87)	$490	$4

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,113)	$(1,759)	$38	$(392)	$(300)	$(54)

As of December 31, 2011

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$3,726	$2,974	$1,971	$(1,219)	$514	$238

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,009)	$(1,310)	$(254)	$(445)	$(425)	$(274)

[1]	Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.

[2]	Included in other assets in the Company's Condensed Consolidated Balance Sheets.

[3]	Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.

[4]	Excludes exchange-traded futures which are settled daily.

Investment Income

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Fixed maturities [1]	1,953	1,927	1,967
Equity securities, AFS	11	10	14
Mortgage loans	248	206	199
Policy loans	116	128	129
Limited partnerships and other alternative investments	85	143	121
Other investments [2]	199	231	254
Investment expenses	(77)	(73)	(72)
Total securities AFS and other	2,535	2,572	2,612
Equity securities, trading	1	—	—
Total net investment income (loss)	2,536	$2,572	$2,612

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Gross gains on sales	$478	$400	$482
Gross losses on sales	(278)	(200)	(336)
Net OTTI losses recognized in earnings [1]	(255)	(125)	(336)
Valuation allowances on mortgage loans	4	25	(108)
Japanese fixed annuity contract hedges, net [2]	(36)	3	27
Periodic net coupon settlements on credit derivatives/Japan	(8)	—	(3)
Results of variable annuity hedge program
U.S. GMWB derivatives, net	519	(397)	89
U.S. macro hedge program	(340)	(216)	(445)
Total U.S. program	179	(613)	(356)
International Program	(1,145)	639	(1)
Total results of variable annuity hedge program	(966)	26	(357)
GMIB/GMAB/GMWB reinsurance	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Other, net [3]	248	(255)	195
Net realized capital (losses)	$(1,481)	$(77)	$(913)

[1]	Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

[2]
Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

[3]
Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Sales of Available-for-sale Securities

	For the years ended December 31,
	2012	2011	2010
Fixed maturities, AFS
Sale proceeds	$23,555	$19,861	$27,739
Gross gains	521	354	413
Gross losses	(270)	(205)	(299)
Equity securities, AFS
Sale proceeds	$133	$147	$171
Gross gains	15	50	12
Gross losses	(5)	—	(4)

Other-Than-Temporary Impairment Losses
The following table presents a roll-forward of the Company’s cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Balance, beginning of period	$(1,319)	$(1,598)	$(1,632)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(27)	(41)	(181)
Securities previously impaired	(15)	(47)	(122)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	543	358	314
Securities due to an increase in expected cash flows	5	9	23
Balance, end of period	$(813)	$(1,319)	$(1,598)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Available-for-Sale Securities
The following table presents the Company’s AFS securities by type.

	December 31, 2012					December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$1,807	$38	$(172)	$1,673	$(4)	$2,361	$38	$(306)	$2,093	$(3)
CDOs [2]	2,236	61	(117)	2,160	(4)	2,055	15	(272)	1,798	(29)
CMBS	3,757	262	(107)	3,912	(7)	4,418	169	(318)	4,269	(19)
Corporate [2]	27,774	3,426	(221)	30,979	(19)	28,084	2,729	(539)	30,229	—
Foreign govt./govt. agencies	1,369	120	(29)	1,460	—	1,121	106	(3)	1,224	—
Municipal	1,808	204	(14)	1,998	—	1,504	104	(51)	1,557	—
RMBS	4,590	196	(115)	4,671	(28)	4,069	170	(416)	3,823	(97)
U.S. Treasuries	2,412	151	(12)	2,551	—	2,624	162	(1)	2,785	—
Total fixed maturities, AFS	45,753	4,458	(787)	49,404	(62)	46,236	3,493	(1,906)	47,778	(148)
Equity securities, AFS	408	28	(36)	400	—	443	21	(66)	398	—
Total AFS securities [3]	$46,161	$4,486	$(823)	$49,804	$(62)	$46,679	$3,514	$(1,972)	$48,176	$(148)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

[2]
Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

[3]
Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Contractual Maturity
The following table presents the Company’s fixed maturities, AFS, by contractual maturity year.

	December 31, 2012
Contractual Maturity	Amortized Cost	Fair Value
One year or less	$1,223	$1,233
Over one year through five years	9,425	9,941
Over five years through ten years	8,733	9,567
Over ten years	13,982	16,247
Subtotal	33,363	36,988
Mortgage-backed and asset-backed securities	12,390	12,416
Total fixed maturities, AFS [1]	$45,753	$49,404
[1] Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Securities Unrealized Loss Aging
The following tables present the Company’s unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

	December 31, 2012
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$77	$76	$(1)	$787	$616	$(171)	$864	$692	$(172)
CDOs [1]	5	5	—	1,640	1,515	(117)	1,645	1,520	(117)
CMBS	192	179	(13)	795	701	(94)	987	880	(107)
Corporate	614	578	(36)	1,339	1,154	(185)	1,953	1,732	(221)
Foreign govt./govt. agencies	318	290	(28)	7	6	(1)	325	296	(29)
Municipal	65	62	(3)	98	87	(11)	163	149	(14)
RMBS	322	321	(1)	750	636	(114)	1,072	957	(115)
U.S. Treasuries	384	372	(12)	—	—	—	384	372	(12)
Total fixed maturities	1,977	1,883	(94)	5,416	4,715	(693)	7,393	6,598	(787)
Equity securities	9	9	—	172	136	(36)	181	145	(36)
Total securities in an unrealized loss	$1,986	$1,892	$(94)	$5,588	$4,851	$(729)	$7,574	$6,743	$(823)

	December 31, 2011
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$420	$385	$(35)	$1,002	$731	$(271)	$1,422	$1,116	$(306)
CDOs [1]	80	58	(22)	1,956	1,706	(250)	2,036	1,764	(272)
CMBS	911	830	(81)	1,303	1,066	(237)	2,214	1,896	(318)
Corporate [1]	2,942	2,823	(119)	2,353	1,889	(420)	5,295	4,712	(539)
Foreign govt./govt. agencies	24	23	(1)	40	38	(2)	64	61	(3)
Municipal	202	199	(3)	348	300	(48)	550	499	(51)
RMBS	355	271	(84)	1,060	728	(332)	1,415	999	(416)
U.S. Treasuries	185	184	(1)	—	—	—	185	184	(1)
Total fixed maturities	5,119	4,773	(346)	8,062	6,458	(1,560)	13,181	11,231	(1,906)
Equity securities	115	90	(25)	104	63	(41)	219	153	(66)
Total securities in an unrealized loss	$5,234	$4,863	$(371)	$8,166	$6,521	$(1,601)	$13,400	$11,384	$(1,972)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

Mortgage Loans

	December 31, 2012			December 31, 2011
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Commercial	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182
Total mortgage loans [2]	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.

[2]
Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Valuation Allowance for Mortgage Loans
The following table presents the activity within the Company’s valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

	For the years ended December 31,
	2012	2011	2010
Balance as of January 1	$(23)	$(62)	$(260)
(Additions)/Reversals	4	25	(108)
Deductions	5	14	306
Balance as of December 31	$(14)	$(23)	$(62)

Commercial Mortgage Loans Credit Quality
The following table presents the carrying value of the Company’s commercial mortgage loans by LTV and DSCR.

Commercial Mortgage Loans Credit Quality
	December 31, 2012		December 31, 2011
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$137	0.89x	$422	1.67x
65% - 80%	1,717	2.27x	1,779	1.57x
Less than 65%	3,081	2.44x	1,981	2.45x
Total commercial mortgage loans	$4,935	2.34x	$4,182	1.99x

Mortgage Loans by Region
The following tables present the carrying value of the Company’s mortgage loans by region and property type.

Mortgage Loans by Region
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$97	2.0%	$59	1.4%
Middle Atlantic	370	7.5%	401	9.6%
Mountain	62	1.3%	61	1.5%
New England	231	4.7%	202	4.8%
Pacific	1,504	30.5%	1,268	30.3%
South Atlantic	1,012	20.5%	810	19.4%
West North Central	16	0.3%	16	0.4%
West South Central	234	4.7%	115	2.7%
Other [1]	1,409	28.5%	1,250	29.9%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type

Mortgage Loans by Property Type
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$109	2.2%	$127	3.0%
Industrial	1,519	30.8%	1,262	30.1%
Lodging	81	1.6%	84	2.0%
Multifamily	869	17.6%	734	17.6%
Office	1,120	22.7%	836	20.0%
Retail	1,047	21.2%	918	22.0%
Other	190	3.9%	221	5.3%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

Variable Interest Entities Primary Beneficiary

	December 31, 2012			December 31, 2011
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
CDOs [3]	$89	$88	$7	$491	$474	$25
Investment funds [4]	132	20	110	—	—	—
Limited partnerships	6	3	3	7	3	4
Total	$227	$111	$120	$498	$477	$29

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.

[4]	Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

GMWB reinsurance contracts
The following table represents notional and fair value for U.S. GMWB hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Customized swaps	$7,787	$8,389	$238	$385
Equity swaps, options, and futures	5,130	5,320	267	498
Interest rate swaps and futures	5,705	2,697	67	11
Total	$18,622	$16,406	$572	$894

Derivative Classification by Balance Sheet Location

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011
Cash flow hedges
Interest rate swaps	$3,863	$6,339	$167	$276	$167	$276	$—	$—
Foreign currency swaps	163	229	(17)	(5)	3	17	(20)	(22)
Total cash flow hedges	4,026	6,568	150	271	170	293	(20)	(22)
Fair value hedges
Interest rate swaps	753	1,007	(55)	(78)	—	—	(55)	(78)
Foreign currency swaps	40	677	16	(39)	16	64	—	(103)
Total fair value hedges	793	1,684	(39)	(117)	16	64	(55)	(181)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps, swaptions, caps, floors, and futures	13,432	6,252	(363)	(435)	436	417	(799)	(852)
Foreign exchange contracts
Foreign currency swaps and forwards	182	208	(9)	(10)	5	3	(14)	(13)
Japan 3Win foreign currency swaps	1,816	2,054	(127)	184	—	184	(127)	—
Japanese fixed annuity hedging instruments	1,652	1,945	224	514	228	540	(4)	(26)
Credit contracts
Credit derivatives that purchase credit protection	1,539	1,134	(5)	23	3	35	(8)	(12)
Credit derivatives that assume credit risk [1]	1,981	2,212	(8)	(545)	17	2	(25)	(547)
Credit derivatives in offsetting positions	5,341	5,020	(22)	(43)	56	101	(78)	(144)
Equity contracts
Equity index swaps and options	791	1,433	35	23	45	36	(10)	(13)
Variable annuity hedge program
U.S. GMWB product derivative [2]	28,868	34,569	(1,249)	(2,538)	—	—	(1,249)	(2,538)
U.S. GMWB reinsurance contracts	5,773	7,193	191	443	191	443	—	—
U.S. GMWB hedging instruments	18,622	16,406	572	894	743	1,022	(171)	(128)
U.S. macro hedge program	7,442	6,819	286	357	356	357	(70)	—
International program product derivatives [2]	1,876	2,009	(42)	(30)	—	—	(42)	(30)
International program hedging instruments	48,448	28,719	(105)	542	657	672	(762)	(130)
Other
GMAB, GMWB, and GMIB reinsurance contracts	18,287	21,627	(1,827)	(3,207)	—	—	(1,827)	(3,207)
Coinsurance and modified coinsurance reinsurance contracts	44,985	50,756	890	2,630	1,566	2,901	(676)	(271)
Total non-qualifying strategies	201,035	188,356	(1,559)	(1,198)	4,303	6,713	(5,862)	(7,911)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)
Balance Sheet Location
Fixed maturities, available-for-sale	$416	$416	$(20)	$(45)	$—	$—	$(20)	$(45)
Other investments	37,809	51,231	581	1,971	1,049	2,745	(468)	(774)
Other liabilities	67,765	28,717	38	(254)	1,683	981	(1,645)	(1,235)
Consumer notes	26	35	(2)	(4)	—	—	(2)	(4)
Reinsurance recoverable	47,430	55,140	1,081	3,073	1,757	3,344	(676)	(271)
Other policyholder funds and benefits payable	52,408	61,069	(3,126)	(5,785)	—	—	(3,126)	(5,785)
Total derivatives	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.

Derivatives in Cash Flow Hedging Relationships
The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$26	$245	$232	$—	$(2)	$2
Foreign currency swaps	(18)	(5)	3	—	—	(1)
Total	$8	$240	$235	$—	$(2)	$1

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2012	2011	2010
Interest rate swaps	Net realized capital gains (losses)	$85	$6	$5
Interest rate swaps	Net investment income (loss)	97	77	56
Foreign currency swaps	Net realized capital gains (losses)	(4)	(1)	(7)
Total		$178	$82	$54

Derivatives in Fair Value Hedging Relationships
The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2012		2011		2010
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$(3)	$(3)	$(58)	$54	$(44)	$38
Benefits, losses and loss adjustment expenses			—	—	(1)	3
Foreign currency swaps
Net realized capital gains (losses)	(7)	7	(1)	1	8	(8)
Benefits, losses and loss adjustment expenses	(6)	6	(22)	22	(12)	12
Total	$(16)	$10	$(81)	$77	$(49)	$45

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

Gain or loss recognized in income on non-qualifying strategies
The following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2012	2011	2010
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$26	$20	$14
Foreign exchange contracts
Foreign currency swaps and forwards	10	1	(3)
Japan 3Win foreign currency swaps [1]	(300)	31	215
Japanese fixed annuity hedging instruments [2]	(178)	109	385
Credit contracts
Credit derivatives that purchase credit protection	(19)	(8)	(17)
Credit derivatives that assume credit risk	204	(141)	157
Equity contracts
Equity index swaps and options	(31)	(67)	5
Variable annuity hedge program
U.S. GMWB product derivatives	1,430	(780)	486
U.S. GMWB reinsurance contracts	(280)	131	(102)
U.S. GMWB hedging instruments	(631)	252	(295)
U.S. macro hedge program	(340)	(216)	(445)
International program product derivative	—	—	—
International program hedging instruments	(1,145)	639	(1)
Other
GMAB, GMWB, and GMIB reinsurance contracts	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Total	$(1,922)	$20	$(78)

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]
The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

Credit Derivatives Description
The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
As of December 31, 2012

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,787	$8	3 years	Corporate Credit/ Foreign Gov.	A	$878	$(19)
Below investment grade risk exposure	114	(1)	1 year	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,074	11	2 years	Corporate Credit	BBB+	1,326	(6)
Investment grade risk exposure	237	(12)	4 years	CMBS Credit	A	238	12
Below investment grade risk exposure	115	(27)	4 years	CMBS Credit	B+	115	27
Embedded credit derivatives
Investment grade risk exposure	325	296	4 years	Corporate Credit	BBB-	—	—
Total	$4,652	$275				$2,671	$11
As of December 31, 2011

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,067	$(18)	3 years	Corporate Credit/ Foreign Gov.	A+	$915	$(19)
Below investment grade risk exposure	125	(7)	2 years	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,375	(71)	3 years	Corporate Credit	BBB+	1,128	17
Investment grade risk exposure	353	(63)	5 years	CMBS Credit	BBB+	353	62
Below investment grade risk exposure	477	(441)	3 years	Corporate Credit	BBB+	—	—
Embedded credit derivatives
Investment grade risk exposure	25	24	3 years	Corporate Credit	BBB-	—	—
Below investment grade risk exposure	300	245	5 years	Corporate Credit	BB+	—	—
Total	$4,722	$(331)				$2,510	$57

[1]
 The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]	Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

Classification and Carrying Amount of Loaned Securities and Derivative Instruments Collateral Pledged
The following table presents the classification and carrying amount of derivative instruments collateral pledged.

	December 31, 2012	December 31, 2011
Fixed maturities, AFS	$370	$762
Short-term investments	179	148
Total collateral pledged	$549	$910

U.S. [Member]
Derivative [Line Items]
Macro hedge program
The following table represents notional and fair value for the U.S. macro hedge program.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Equity futures	$—	$59	$—	$—
Equity options	7,442	6,760	286	357
Total	$7,442	$6,819	$286	$357

International [Member]
Derivative [Line Items]
Macro hedge program
The following table represents notional and fair value for the international program hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Credit derivatives	350	—	28	—
Currency forwards [1]	9,327	8,622	(87)	446
Currency options	9,710	7,038	(49)	72
Equity futures	1,206	2,691	—	—
Equity options	2,621	1,120	(105)	(3)
Equity swaps	2,683	392	(12)	(8)
Customized swaps	899	—	(11)	—
Interest rate futures	634	739	—	—
Interest rate swaps and swaptions	21,018	8,117	131	35
Total	$48,448	$28,719	$(105)	$542

[1]
 As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.